STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	JAWS Spitfire Acquisition Corporation	JAWS Spitfire Acquisition Corporation Additional Paid-In Capital	JAWS Spitfire Acquisition Corporation Accumulated Deficit	JAWS Spitfire Acquisition Corporation Class A Ordinary Share	JAWS Spitfire Acquisition Corporation Class B Ordinary Share
Balance as of beginning of period at Dec. 31, 2018	$ (84,756,000)	$ 3,585,000	$ (88,342,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series C redeemable convertible preferred stock and common stock, net of issuance costs	6,809,000	6,809,000
Net loss	(25,678,000)		(25,678,000)
Balance as of end of period at Dec. 31, 2019	(100,823,000)	13,196,000	(114,020,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(10,484,000)		(10,484,000)
Balance as of end of period at Jun. 30, 2020	(97,217,000)	14,235,000	(111,452,000)
Balance as of beginning of period at Dec. 31, 2019	(100,823,000)	13,196,000	(114,020,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(21,807,000)		(21,807,000)
Balance as of end of period at Dec. 31, 2020	(107,821,000)	14,954,000	(122,776,000)	$ 5,000,007	$ 6,766,010	$ (1,767,451)	$ 585	$ 863
Balance at the end (in shares) at Dec. 31, 2020							5,853,233	8,625,000
Balance as of beginning of period at Sep. 10, 2020				0	0	0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 10, 2020							0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs (in shares)								8,625,000
Issuance of Series C redeemable convertible preferred stock and common stock, net of issuance costs				25,000	24,137			$ 863
Sale of Class A shares in initial public offering, less fair value of public warrants, net of offering costs (in shares)							34,500,000
Sale of Class A shares in initial public offering, less fair value of public warrants, net of offering costs				298,995,128	298,991,678		$ 3,450
Excess of fair value of private placement warrants over cash received				(5,785,000)	(5,785,000)
Change in value of Class A ordinary shares subject to possible redemption				(286,467,670)	(286,464,805)		$ (2,865)
Change in value of Class A ordinary shares subject to possible redemption (in shares)							(28,646,767)
Net loss				(1,767,451)	0	(1,767,451)	$ 0	0
Balance as of end of period at Dec. 31, 2020	(107,821,000)	14,954,000	(122,776,000)	5,000,007	6,766,010	(1,767,451)	$ 585	$ 863
Balance at the end (in shares) at Dec. 31, 2020							5,853,233	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption				(16,083,890)	(6,766,010)	(9,317,719)	$ (161)
Change in value of Class A ordinary shares subject to possible redemption (in shares)							(1,608,389)
Net loss				16,083,886		16,083,886
Balance as of end of period at Mar. 31, 2021				5,000,003		4,998,716	$ 424	$ 863
Balance at the end (in shares) at Mar. 31, 2021							4,244,844	8,625,000
Balance as of beginning of period at Dec. 31, 2020	(107,821,000)	14,954,000	(122,776,000)	5,000,007	6,766,010	(1,767,451)	$ 585	$ 863
Balance at the beginning (in shares) at Dec. 31, 2020							5,853,233	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(26,086,000)		(26,086,000)	13,423,592
Balance as of end of period at Jun. 30, 2021	(132,414,000)	16,446,000	(148,861,000)	5,000,009	2,660,273	2,338,422	$ 451	$ 863
Balance at the end (in shares) at Jun. 30, 2021							4,510,874	8,625,000
Balance as of beginning of period at Mar. 31, 2021				5,000,003		4,998,716	$ 424	$ 863
Balance at the beginning (in shares) at Mar. 31, 2021							4,244,844	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption				2,660,300	2,660,273		$ 27
Change in value of Class A ordinary shares subject to possible redemption (in shares)							266,030
Net loss	(13,548,000)			(2,660,294)		(2,660,294)
Balance as of end of period at Jun. 30, 2021	$ (132,414,000)	$ 16,446,000	$ (148,861,000)	$ 5,000,009	$ 2,660,273	$ 2,338,422	$ 451	$ 863
Balance at the end (in shares) at Jun. 30, 2021							4,510,874	8,625,000